Income Tax (Details Textual) - USD ($) $ in Millions		1 Months Ended
	Jan. 04, 2016	Dec. 31, 2016	Dec. 31, 2017
Income Tax [Abstract]
Carry forward losses			$ 3.3
Description of corporate income tax rate	On January 4, 2016, the Israeli parliament passed the Law for Amendment of the Income Tax Ordinance No. 216, which, among other things reduced the standard Israeli corporate income tax rate from 26.5% to 25% effective as of January 2016.	In December 2016, the Israeli parliament passed the Economic Efficiency Law (Legislative Amendments to Achieve Budget Targets for the 2017 and 2018 Budget), which set a further reduction of corporate tax from 25% to 23%. The provisions of the law included a Temporary Order stipulate that the corporate tax rate in 2017 will be 24%. As a result, the corporate tax rate that will apply in 2017 will be 24% and the corporate tax rate that will take effect from 2018 onwards will be 23